Note 10 - Lease - Maturities of Lease Liabilities (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Six months ending December 31, 2019	$ 249
Year ending December 31, 2020	780
Year ending December 31, 2021	786
Year ending December 31, 2022	789
Year ending December 31, 2023	793
Total lease payments	3,397
Less imputed interest	(598)
Present value of lease liabilities	$ 2,799